Note 16 - Restricted Cash (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Restricted cash related to bank guarantees	$ 1,013	$ 632	$ 816